Related-party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Cost of manufactured products sold and services rendered	$ (2,279)	$ (3,326)	$ (42)
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from related parties	324	176
Payables	(160)	(367)
Directors and senior management
Disclosure of transactions between related parties [line items]
Payables	(16,353)	(17,985)
Compensation selected employees	(7,122)	(7,040)	(5,213)
Joint ventures
Disclosure of transactions between related parties [line items]
Receivables from related parties	8,337	10,218
Payables	(194)	(261)
Sales of goods	456	2,487	372
Services	210	88	87
Interest income	242	$ 308	$ 326
Related party loan	$ 8,000
Borrowings, interest rate	3.00%